Financial instruments - valuation	6 Months Ended
Jun. 30, 2024
Financial instruments - classification
Financial instruments - valuation

8. Financial instruments - valuation

Disclosures relating to the control environment, valuation techniques and related aspects pertaining to financial instruments measured at fair value are included in NatWest Group plc’s 2023 Annual Report Form 20-F. Valuation, sensitivity methodologies and inputs at 30 June 2024 are consistent with those described in Note 11 to NatWest Group plc’s 2023 Annual Report Form 20-F.

Fair value hierarchy

The table below shows the assets and liabilities held by NatWest Group split by fair value hierarchy level. Level 1 are considered the most liquid instruments, and level 3 the most illiquid, valued using expert judgment and hence carry the most significant price uncertainty.

	30 June 2024				31 December 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	26,008	230	26,238	—	33,388	209	33,597
Securities	15,097	4,639	—	19,736	8,447	3,493	14	11,954
Derivatives
Interest rate	—	40,364	561	40,925	1	43,912	650	44,563
Foreign exchange	—	26,314	132	26,446	—	34,096	65	34,161
Other	—	74	69	143	—	72	108	180
Other financial assets
Loans	—	352	416	768	—	108	657	765
Securities	17,969	9,690	248	27,907	17,848	10,536	258	28,642
Total financial assets held at fair value	33,066	107,441	1,656	142,163	26,296	125,605	1,961	153,862
As a % of total fair value assets	23%	76%	1%	—	17%	82%	1%

Liabilities
Trading liabilities
Deposits	—	44,151	—	44,151	—	43,126	1	43,127
Debt securities in issue	—	307	—	307	—	706	—	706
Short positions	7,843	1,864	2	9,709	7,936	1,865	2	9,803
Derivatives
Interest rate	—	34,698	440	35,138	—	38,044	439	38,483
Foreign exchange	—	25,374	67	25,441	—	33,528	58	33,586
Other	—	119	151	270	—	138	188	326
Other financial liabilities
Debt securities in issue	—	1,636	3	1,639	—	1,605	3	1,608
Other deposits	—	1,626	23	1,649	—	1,280	—	1,280
Subordinated liabilities	—	229	—	229	—	237	—	237
Total financial liabilities held at fair value	7,843	110,004	686	118,533	7,936	120,529	691	129,156
As a % of total fair value liabilities	7%	92%	1%	—	6%	93%	1%

(1)	Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including CLOs, most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 - Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(3)	For an analysis of debt securities held at mandatorily fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

8. Financial instruments – valuation continued

Valuation adjustments

When valuing financial instruments in the trading book, adjustments are made to mid-market valuations to cover bid-offer spread, funding and credit risk. These adjustments are presented in the table below. For further information refer to the descriptions of valuation adjustments within ‘Financial instruments – valuation’ on pages 85-96 of NatWest Group plc’s 2023 Annual Report Form 20-F.

	30 June	31 December
	2024	2023
	£m	£m
Funding - FVA	125	132
Credit - CVA	220	236
Bid - Offer	75	86
Product and deal specific	149	103
Total	569	557

-	Valuation reserves comprising credit valuation adjustments (CVA), funding valuation adjustment (FVA), bid-offer and product and deal specific reserves, increased to £569 million at 30 June 2024 (31 December 2023 – £557 million).
-	The movements in FVA and CVA were driven by a reduction in exposure as interest rates increased. The decrease in bid-offer was driven by overall risk reduction over the period. Product and deal specific increased following valuation adjustments on specific trades.

8. Financial instruments – valuation continued

Level 3 sensitivities

The table below shows the high and low range of fair value of the level 3 assets and liabilities.

	30 June 2024			31 December 2023
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	230	—	—	209	—	—
Securities	—	—	—	14	—	—
Derivatives
Interest rate	561	20	(20)	650	20	(20)
Foreign exchange	132	10	(10)	65	—	—
Other	69	—	—	108	10	(10)
Other financial assets
Loans	416	—	(10)	657	—	(40)
Securities	248	20	(40)	258	20	(50)
Total financial assets held at fair value	1,656	50	(80)	1,961	50	(120)

Liabilities
Trading liabilities
Deposits	—	—	—	1	—	—
Short positions	2	—	—	2	—	—
Derivatives
Interest rate	440	10	(10)	439	10	(10)
Foreign exchange	67	—	—	58	—	—
Other	151	10	(10)	188	10	(10)
Other financial liabilities
Debt securities in issue	3	—	—	3	—	—
Other deposits	23	—	(20)	—	—	—
Total financial liabilities held at fair value	686	20	(40)	691	20	(20)

Alternative assumptions

Reasonably plausible alternative assumptions of unobservable inputs are determined based on a specified target level of certainty of 90%. Alternative assumptions are determined with reference to all available evidence including consideration of the following: quality of independent pricing information considering consistency between different sources, variation over time, perceived tradability or otherwise of available quotes; consensus service dispersion ranges; volume of trading activity and market bias (e.g. one-way inventory); day 1 profit or loss arising on new trades; number and nature of market participants; market conditions; modelling consistency in the market; size and nature of risk; length of holding of position; and market intelligence.

8. Financial instruments – valuation continued

Movement in level 3 assets and liabilities

The following table shows the movement in level 3 assets and liabilities.

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	823	223	915	1,961	685	3	3	691
Amounts recorded in the income statement (1)	(70)	2	5	(63)	(28)	—	—	(28)
Amount recorded in the statement of comprehensive income	—	—	(13)	(13)	—	—	—	—
Level 3 transfers in	7	—	—	7	1	—	23	24
Level 3 transfers out	(2)	(14)	(258)	(274)	(2)	(1)	—	(3)
Purchases/originations	82	25	23	130	67	1	—	68
Settlements/other decreases	(38)	(7)	—	(45)	(29)	—	—	(29)
Sales	(40)	—	(2)	(42)	(34)	(1)	—	(35)
Foreign exchange and other adjustments	—	1	(6)	(5)	(2)	—	—	(2)
At 30 June 2024	762	230	664	1,656	658	2	26	686

Amounts recorded in the income statement in respect of balances held at period end - unrealised	116	—	4	120	123	—	—	123

At 1 January 2023	1,007	396	930	2,333	975	1	—	976
Amounts recorded in the income statement (1)	(52)	(28)	—	(80)	(84)	—	—	(84)
Amount recorded in the statement of comprehensive income	—	—	12	12	—	—	—	—
Level 3 transfers in	4	—	(72)	(68)	6	1	—	7
Level 3 transfers out	(2)	(32)	—	(34)	(5)	—	—	(5)
Purchases/originations	86	6	68	160	89	—	—	89
Settlements/other decreases	(20)	(4)	—	(24)	(27)	—	—	(27)
Sales	(92)	(58)	(25)	(175)	(54)	—	—	(54)
Foreign exchange and other adjustments	(1)	(3)	(15)	(19)	(5)	—	—	(5)
At 30 June 2023	930	277	898	2,105	895	2	—	897

Amounts recorded in the income statement in respect of balances held at period end - unrealised	(52)	(28)	(1)	(81)	(84)	—	—	(84)

(1)	There were £40 million net losses on trading assets and liabilities (30 June 2023 – £4 million net losses) recorded in income from trading activities. Net gains on other instruments of £5 million (30 June 2023 – nil) were recorded in other operating income and interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

8. Financial instruments – valuation continued

Fair value of financial instruments measured at amortised cost on the balance sheet

The following table shows the carrying value and fair value of financial instruments carried at amortised cost on the balance sheet.

						Items where fair value
	Carrying		Fair value hierarchy level			approximates
	value	Fair value	Level 1	Level 2	Level 3	carrying value
30 June 2024	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	115.8	115.8	—	—	—	115.8
Settlement balances	6.3	6.3	—	—	—	6.3
Loans to banks	6.0	6.0	—	1.3	0.8	3.9
Loans to customers	379.3	372.4	—	25.2	347.2	—
Other financial assets - securities	23.9	23.9	4.9	10.7	8.3	—

31 December 2023
Financial assets
Cash and balances at central banks	104.3	104.3	—	—	—	104.3
Settlement balances	7.2	7.2	—	—	—	7.2
Loans to banks	6.9	7.0	—	2.2	0.6	4.2
Loans to customers	381.4	373.2	—	27.5	345.7	—
Other financial assets - securities	21.7	21.6	4.0	6.6	11.0	—

30 June 2024
Financial liabilities
Bank deposits	25.6	25.6	—	17.5	3.7	4.4
Customer deposits	433.0	432.6	—	29.9	49.8	352.9
Settlement balances	7.1	7.1	—	—	—	7.1
Other financial liabilities
- debt securities in issue	55.0	55.0	—	45.0	10.0	—
Subordinated liabilities	5.8	5.8	—	5.8	—	—
Notes in circulation	3.3	3.3	—	—	—	3.3

31 December 2023
Financial liabilities
Bank deposits	22.2	22.3	—	15.4	2.7	4.2
Customer deposits	431.4	431.0	—	30.7	48.8	351.5
Settlement balances	6.6	6.6	—	—	—	6.6
Other financial liabilities
- debt securities in issue	52.2	52.2	—	41.7	10.5	—
Subordinated liabilities	5.5	5.4	—	5.4	—	—
Notes in circulation	3.2	3.2	—	—	—	3.2

8. Financial instruments – valuation continued

The assumptions and methodologies underlying the calculation of fair values of financial instruments at the balance sheet date are as follows:

Short-term financial instruments

For certain short-term financial instruments: cash and balances at central banks, items in the course of collection from other banks, settlement balances, items in the course of transmission to other banks, customer demand deposits and notes in circulation, carrying value is deemed a reasonable approximation of fair value.

Loans to banks and customers

In estimating the fair value of net loans to customers and banks measured at amortised cost, NatWest Group’s loans are segregated into appropriate portfolios reflecting the characteristics of the constituent loans. Two principal methods are used to estimate fair value: contractual cash flows and expected cash flows.

Debt securities and subordinated liabilities

Most debt securities are valued using quoted prices in active markets or from quoted prices of similar financial instruments in active markets. For the remaining population, fair values are determined using market standard valuation techniques, such as discounted cash flows.

Bank and customer deposits

Fair value of deposits is estimated using discounted cash flow valuation techniques.